Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule Of Reconciliation Of Effective Income Tax Rate Abstract
PRC Statutory income tax rates, amount		¥ (30,315,688)		¥ (6,175,509)	¥ (25,118,909)
PRC Statutory income tax rates, percentage		25.00%	25.00%	25.00%	25.00%
Effect of preferential tax rates, amount		¥ 21,448,229		¥ 667,990	¥ 323,804
Effect of preferential tax rates, percentage		(17.70%)	(17.70%)	(2.70%)	(0.30%)
Effect of non-taxable loss, amount	[1]				¥ (864,477)
Effect of non-taxable loss, percentage	[1]				0.90%
Effect of favorable tax rates on small-scale and low-profit entities, amount				¥ (298,213)	¥ 5,669,481
Effect of favorable tax rates on small-scale and low-profit entities, percentage				1.20%	(5.60%)
Change of valuation allowance, amount		¥ 8,867,459		¥ 5,805,732	¥ 23,109,677
Change of valuation allowance, percentage		(7.30%)	(7.30%)	(23.50%)	(23.00%)
Total income tax expenses, amount					¥ 3,119,576
Provision for income tax, percentage		0.00%	0.00%	0.00%	(3.00%)

[1]	Non-taxable loss was primarily due to goodwill impairment loss of Beijing P.X.